Financial Assets at Amortized Cost (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Amortized Cost [Line Items]
Commercial loan		$ 2,573,423
Bottom of range [Member]
Financial Assets at Amortized Cost [Line Items]
Leases contracts term	2 years
Top of range [Member]
Financial Assets at Amortized Cost [Line Items]
Leases contracts term	15 years
Resale agreement [Member]
Financial Assets at Amortized Cost [Line Items]
Financial instrument at fair value	$ 87,157	73,874
Central Bank of Chile [Member]
Financial Assets at Amortized Cost [Line Items]
Pledged as collateral FCIC program		1,362,095
Financial Lease Contracts [Member]
Financial Assets at Amortized Cost [Line Items]
Overdue portfolio amount	9,851	10,200
Financial Leases [Member]
Financial Assets at Amortized Cost [Line Items]
Financial leases for real estate	993,167	922,174
Financial leases for other assets	$ 998,816	$ 900,701